Ordinary Share Subject to Possible Redemption (Details) - Schedule of ordinary shares subject to possible redemption - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of ordinary shares subject to possible redemption [Abstract]
Total ordinary shares issued	5,975,000	5,975,000	5,975,000
Share issued classified as equity	(1,375,000)	(1,375,000)	(1,375,000)
Share redemption during the year	(953,393)	(953,393)
Change in value of ordinary shares subject to redemption	3,646,607	3,646,607	4,600,000